INCOME TAXES - Schedule of Income Taxes Net of Refunds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total Federal	$ (15)	$ (93)	$ (11)
Total State & Municipal	0	(8)	0
Total Income Taxes Paid (net of Refunds)	(15)	(101)	(11)
New Jersey
Effective Income Tax Rate Reconciliation [Line Items]
Total State & Municipal	0	(8)	0
Pennsylvania
Effective Income Tax Rate Reconciliation [Line Items]
Total State & Municipal	0	0	0
Other
Effective Income Tax Rate Reconciliation [Line Items]
Total State & Municipal	0	0	0
First Energy [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total Federal	48	146	49
Total State & Municipal	25	15	9
Total Income Taxes Paid (net of Refunds)	73	161	58
First Energy [Member] | New Jersey
Effective Income Tax Rate Reconciliation [Line Items]
Total State & Municipal	0	(8)	0
First Energy [Member] | Pennsylvania
Effective Income Tax Rate Reconciliation [Line Items]
Total State & Municipal	21	21	8
First Energy [Member] | Other
Effective Income Tax Rate Reconciliation [Line Items]
Total State & Municipal	$ 4	$ 2	$ 1